CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Retained earnings USD ($)
Balance (in shares) at Jan. 01, 2023 | shares		179,709,000
Balance at Jan. 01, 2023	$ 1,882,162	$ 202,329	$ 79,489	$ 9,845	$ 1,590,499
Changes in equity [abstract]
Share-based compensation	26,804		26,804
Shares issued under employee share purchase plan (in shares) | shares		54,000
Shares issued under employee share purchase plan	$ 1,622	$ 1,622
Shares issued pursuant to exercise of stock options (in shares) | shares	463,000	2,054,000
Shares issued pursuant to exercise of stock options	$ 53,617	$ 65,226	(11,609)
Shares issued or distributed pursuant to vesting of restricted share units (in shares) | shares		856,000
Shares issued or distributed pursuant to vesting of restricted share units and SARs	$ (19,470)	$ 17,638	(37,108)
Shares repurchased for cancellation (note 13(d)) (in shares) | shares	(11,830,618)	(11,831,000)
Shares repurchased for cancellation (note 13(d))	$ (370,430)	$ (14,786)			(355,644)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares) | shares		(856,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(26,228)	$ (816)			(25,412)
Payout of employee portion of deferred compensation	2,075		2,075
Dividends declared	(131,797)		1,712		(133,509)
Transactions with shareholders of the Company recognized directly in equity (in shares) | shares		(9,723,000)
Transactions with shareholders of the Company recognized directly in equity	(463,807)	$ 68,884	(18,126)		(514,565)
Cash flow hedges (note 14(d))	3,805			3,805
Actuarial (loss) gain on employee benefit obligations (note 12(a))	1,717				1,717
Net earnings	533,580				533,580
Comprehensive income	$ 539,102			3,805	535,297
Balance (in shares) at Dec. 31, 2023 | shares	169,986,477	169,986,000
Balance at Dec. 31, 2023	$ 1,957,457	$ 271,213	61,363	13,650	1,611,231
Changes in equity [abstract]
Share-based compensation	64,376		64,376
Shares issued under employee share purchase plan (in shares) | shares		43,000
Shares issued under employee share purchase plan	1,661	$ 1,661
Shares issued pursuant to exercise of stock options (in shares) | shares		184,000
Shares issued pursuant to exercise of stock options	5,357	$ 6,304	(947)
Shares issued or distributed pursuant to vesting of restricted share units (in shares) | shares		658,000
Shares issued or distributed pursuant to vesting of restricted share units and SARs	$ (19,202)	$ 20,237	(39,439)
Shares repurchased for cancellation (note 13(d)) (in shares) | shares	(17,735,095)	(17,735,000)
Shares repurchased for cancellation (note 13(d))	$ (761,499)	$ (29,670)			(731,829)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares) | shares		(725,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(27,693)	$ (1,188)			(26,505)
Change from equity-settled to cash-settled arising from change in settlement	(15,396)		(15,396)
Payout of employee portion of deferred compensation	(1,312)		(1,312)
Dividends declared	(133,469)		1,275		(134,744)
Transactions with shareholders of the Company recognized directly in equity (in shares) | shares		(17,575,000)
Transactions with shareholders of the Company recognized directly in equity	(887,177)	$ (2,656)	8,557		(893,078)
Cash flow hedges (note 14(d))	(13,677)			(13,677)
Actuarial (loss) gain on employee benefit obligations (note 12(a))	(817)				(817)
Net earnings	400,865				400,865
Comprehensive income	$ 386,371			(13,677)	400,048
Balance (in shares) at Dec. 29, 2024 | shares	152,410,994	152,411,000
Balance at Dec. 29, 2024	$ 1,456,651	$ 268,557	$ 69,920	$ (27)	$ 1,118,201